UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06600

                 Scudder Flag Investors Value Builder Fund, Inc.
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Flag Investors Value Builder Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                      Shares                        Value ($)
                                                                            -------------------------------------------------


Common Stocks 72.0%
Consumer Discretionary 10.9%
Household Durables 3.0%
Blyth, Inc.                                                                          418,200                      12,361,992
Champion Enterprises, Inc.*                                                          741,900                       8,769,258
                                                                                                                ------------
                                                                                                                  21,131,250

Media 7.0%
Clear Channel Communications, Inc.                                                   379,986                      12,725,731
Comcast Corp. "A"*                                                                   175,000                       5,824,000
LodgeNet Entertainment Corp.* (b)                                                    747,826                      13,229,042
Time Warner, Inc.*                                                                   828,800                      16,111,872
                                                                                                                ------------
                                                                                                                  47,890,645

Specialty Retail 0.9%
TJX Companies, Inc.                                                                  243,100                       6,109,103
                                                                                                                ------------
Consumer Staples 1.8%
Tobacco
Altria Group, Inc.                                                                   201,500                      12,311,650
                                                                                                                ------------
Energy 3.1%
Oil & Gas
Kinder Morgan Management LLC*                                                        441,597                      17,972,998
Kinder Morgan, Inc.                                                                   50,191                       3,670,468
                                                                                                                ------------
                                                                                                                  21,643,466

Financials 22.0%
Consumer Finance 5.0%
AmeriCredit Corp.*                                                                   552,900                      13,518,405
Capital One Financial Corp.                                                          120,900                      10,180,989
MBNA Corp.                                                                           370,770                      10,452,006
                                                                                                                ------------
                                                                                                                  34,151,400

Diversified Financial Services 4.9%
Citigroup, Inc.                                                                      470,800                      22,683,144
Freddie Mac                                                                          146,400                      10,789,680
                                                                                                                ------------
                                                                                                                  33,472,824

Insurance 5.1%
Hilb, Rogal & Hamilton Co.                                                           121,700                       4,410,408
MBIA, Inc.                                                                           149,450                       9,457,196
Montpelier Re Holdings Ltd.                                                           35,000                       1,345,750
Quanta Capital Holdings Ltd,*                                                        450,000                       4,149,000
XL Capital Ltd. "A"                                                                  197,700                      15,351,405
                                                                                                                ------------
                                                                                                                  34,713,759

Real Estate 7.0%
American Financial Realty Trust (REIT)                                             1,911,000                      30,919,980
American Home Mortgage Investment Corp. (REIT)                                       167,000                       5,719,750
Capital Lease Funding, Inc. (REIT)                                                   200,000                       2,500,000
Fieldstone Investment Corp. (REIT)                                                   100,000                       1,681,000
Highland Hospitality Corp. (REIT)                                                     66,000                         741,840
Saxon Capital, Inc. (REIT)                                                           282,000                       6,765,180
                                                                                                                ------------
                                                                                                                  48,327,750

Health Care 11.7%
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.                                                           233,900                       8,078,906
                                                                                                                ------------
Health Care Providers & Services 8.8%
Cardinal Health, Inc.                                                                290,750                      16,907,112
IMS Health, Inc.                                                                      50,000                       1,160,500
Laboratory Corp. of America Holdings*                                                 40,000                       1,992,800
WellChoice, Inc.*                                                                     90,000                       4,806,000
WellPoint, Inc.*                                                                     306,800                      35,282,000
                                                                                                                ------------
                                                                                                                  60,148,412

Pharmaceuticals 1.7%
Johnson & Johnson                                                                    186,000                      11,796,120
Pfizer, Inc.                                                                           8,000                         215,120
                                                                                                                ------------
                                                                                                                  12,011,240

Industrials 13.8%
Commercial Services & Supplies 8.1%
Allied Waste Industries, Inc.*                                                     1,742,900                      16,174,112
Cendant Corp.                                                                      1,683,000                      39,348,540
                                                                                                                ------------
                                                                                                                  55,522,652

Industrial Conglomerates 4.5%
Tyco International Ltd.                                                              860,400                      30,750,696
                                                                                                                ------------
Machinery 1.2%
SPX Corp.                                                                            206,100                       8,256,366
                                                                                                                ------------
Information Technology 5.1%
Computers & Peripherals 1.4%
International Business Machines Corp.                                                 98,000                       9,660,840
                                                                                                                ------------
IT Consulting & Services 3.7%
First Data Corp.                                                                     593,416                      25,243,917
                                                                                                                ------------
Materials 2.6%
Metals & Mining
CONSOL Energy, Inc.                                                                  429,000                      17,610,450
                                                                                                                ------------
Telecommunication Services 1.0%
Diversified Telecommunication Services
Iowa Telecommunications Services, Inc.*                                               60,000                       1,294,200
Qwest Communications International, Inc.*                                          1,267,600                       5,628,144
                                                                                                                ------------
                                                                                                                   6,922,344


Total Common Stocks (Cost $281,425,625)                                                                          493,957,670
                                                                                                                ------------
                                                                                   Principal
                                                                                   Amount ($)                       Value ($)

Corporate Bonds 17.0%
Consumer Discretionary 5.0%
Blyth, Inc.:
5.5%, 11/1/2013                                                                    1,600,000                       1,603,186
7.9%, 10/1/2009                                                                    4,500,000                       5,072,049
Clear Channel Communications, Inc., 6.0%, 11/1/2006                                5,200,000                       5,407,256
EchoStar DBS Corp. 144A, 6.625%, 10/1/2014                                         1,000,000                       1,012,500
Host Marriott LP, 7.125%, 11/1/2013                                                3,600,000                       3,847,500
Knight-Ridder, Inc., 6.625%, 11/1/2007                                             3,000,000                       3,239,931
LodgeNet Entertainment Corp., 9.5%, 6/15/2013 (b)                                  1,000,000                       1,105,000
Mandalay Resort Group, 6.375%, 12/15/2011                                          1,000,000                       1,045,000
Marriott International, 7.875%, 9/15/2009                                          5,700,000                       6,546,923
Tandy Corp., 6.95%, 9/1/2007                                                       3,000,000                       3,246,645
Time Warner, Inc., 6.875%, 5/1/2012                                                1,000,000                       1,138,856
XM Satellite Radio, Inc., 7.66%**, 5/1/2009                                        1,000,000                       1,028,750
                                                                                                                ------------
                                                                                                                  34,293,596

Consumer Staples 0.2%
Avon Products, Inc., 6.55%, 8/1/2007                                               1,000,000                       1,072,937
Chattem, Inc., 5.4%**, 3/1/2010                                                      500,000                         510,000
                                                                                                                ------------
                                                                                                                   1,582,937

Energy 0.3%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/2012                                2,000,000                       2,286,444
                                                                                                                ------------
Financials 1.0%
Jefferies Group, Inc., Series B, 7.5%, 8/15/2007                                   4,000,000                       4,377,164
JPMorgan & Co, Inc., 6.875%, 1/15/2007                                             2,000,000                       2,128,520
                                                                                                                ------------
                                                                                                                   6,505,684

Health Care 1.6%
HCA, Inc., 5.75%, 3/15/2014                                                        1,000,000                         968,723
Tenet Healthcare Corp., 6.5%, 6/1/2012                                             9,350,000                       8,648,750
WellPoint Health Networks, Inc., 6.375%, 6/15/2006                                 1,000,000                       1,041,246
                                                                                                                ------------
                                                                                                                  10,658,719

Industrials 3.4%
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                       5,350,000                       5,029,000
Cendant Corp., 6.875%, 8/15/2006                                                   5,475,000                       5,760,056
Lilly Industries, Inc., 7.75%, 12/1/2007                                           1,000,000                       1,074,649
McDonnell Douglas Corp., 6.875%, 11/1/2006                                         2,000,000                       2,116,992
Norfolk Southern Corp.:
5.257%, 9/17/2014                                                                  1,367,000                       1,403,596
7.35%, 5/15/2007                                                                     261,000                         282,480
Tyco International Ltd., 8.2%, 10/15/2008                                          3,815,000                       4,328,518
Union Carbide Corp., 6.7%, 4/1/2009                                                3,000,000                       3,180,000
                                                                                                                ------------
                                                                                                                  23,175,291

Information Technology 2.2%
Electronic Data Systems Corp., Series B, 6.0%, 8/1/2013                            2,000,000                       2,111,782
Millipore Corp., 7.5%, 4/1/2007                                                    9,050,000                       9,592,276
Sun Microsystems, Inc.:
7.5%, 8/15/2006                                                                    2,000,000                       2,114,160
7.65%, 8/15/2009                                                                   1,000,000                       1,125,734
                                                                                                                ------------
                                                                                                                  14,943,952

Telecommunication Services 1.9%
American Tower Corp.:
144A, 7.125%, 10/15/2012                                                           3,000,000                       3,067,500
7.5%, 5/1/2012                                                                       500,000                         525,000
9.375%, 2/1/2009                                                                     573,000                         605,948
Citizens Communications Co., 6.25%, 1/15/2013                                        800,000                         806,000
Qwest Communications International, Inc.:
144A, 5.79%**, 2/15/2009                                                           1,000,000                       1,012,500
144A, 7.25%, 2/15/2011                                                             2,000,000                       2,050,000
144A, 7.5%, 2/15/2014                                                              3,000,000                       3,030,000
Verizon Communications, Inc., 6.46%, 4/15/2008                                     2,000,000                       2,139,626
                                                                                                                ------------
                                                                                                                  13,236,574

Utilities 1.4%
CalEnergy Co., Inc.:
7.23%, 9/15/2005                                                                   2,975,000                       3,059,555
7.63%, 10/15/2007                                                                  5,000,000                       5,475,555
MidAmerican Energy Holdings Co., Series D, 5.0%, 2/15/2014                         1,000,000                         990,076
                                                                                                                ------------
                                                                                                                   9,525,186


Total Corporate Bonds (Cost $108,963,220)                                                                        116,208,383
                                                                                                                ------------
Foreign Bonds - US$ Denominated 1.1%
Industrials 1.1%
Tyco International Group SA:
6.375%, 2/15/2006                                                                  3,000,000                       3,099,960
6.375%, 10/15/2011                                                                 1,000,000                       1,104,056
6.75%, 2/15/2011                                                                   3,000,000                       3,362,364
                                                                                                                ------------

Total Foreign Bonds - US$ Denominated (Cost $6,129,168)                                                            7,566,380
                                                                                                                ------------
                                                                                      Shares                        Value ($)

Preferred Stocks 0.2%
Financials 0.2%
American Home Mortgage Investment Corp. (REIT), 9.25%, Series B
(Cost $1,527,440)                                                                     61,000                       1,561,600
                                                                                                                ------------
Convertible Preferred Stocks 1.5%
Financials 1.5%
Central Park Finance Trust
(Cost $8,485,000)                                                                    544,000                      10,334,749
                                                                                                                ------------
Cash Equivalents 6.1%
Scudder Cash Management QP Trust 2.24% (a)
(Cost $41,694,474)                                                                41,694,474                      41,694,474
                                                                                                                ------------

                                                                                        % of
                                                                                  Net Assets                        Value ($)

Total Investment Portfolio  (Cost $448,224,927)                                         97.9                     671,323,256
Other Assets and Liabilities, Net                                                        2.1                      14,614,513
                                                                                                                ------------
Net Assets                                                                             100.0                     685,937,769
                                                                                                                ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Affiliated issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the nine months ended December 31, 2004 with companies which are or were affiliates is as follows:

                      Shares/                                  Realized
                     Principal     Purchase      Sales           Gain/        Interest
Affiliate            Amount ($)    Cost ($)    Cost ($)        (Loss) ($)   Income ($)   Value ($)
-------------------------------------------------------------------------------------------------------
LodgeNet
Entertainment
Corp.,
9.50%, 6/15/2013    1,000,000     1,000,000       -             -           71,250       1,105,000
-------------------------------------------------------------------------------------------------------
LodgeNet
Entertainment
Corp.                 747,826        -          595,111        422,027        -         13,229,042
-------------------------------------------------------------------------------------------------------


REIT:  Real Estate Investment Trust

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Value Builder Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Flag Investors Value Builder Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005